Debt - Outstanding Principal Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Total debt	$ 79,857	$ 130,611
Deferred finance fees	(930)	(1,815)
Net total debt	78,927	128,796
Current portion of long-term debt	6,713	13,429
Current portion of deferred finance fees	(134)	(502)
Total current portion of long-term debt	6,579	12,927
Non-current portion of long-term debt	72,348	115,869
Nordea SEB Revolving Facility
Total debt	0	22,500
ABN CACIB Joint Bank Facility
Total debt	49,229	104,927
ABN CACIB Revolving Bank Facility
Total debt	27,229
ABN AMRO Revolving Facility
Total debt	$ 3,399	$ 3,184